Consolidated Statements of Financial Position - MXN ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents (Note 6)		$ 1,220,471	$ 984,976
Sundry debtors		11,020	19,885
VAT receivable (Note 3.4)		731,186	609,581
Advanced payments		72,998	53,155
Inventories (Note 8)		2,357,485	1,931,605
Total current assets		4,393,160	3,599,202
Non-current assets:
Guarantee deposits		33,174	27,741
Property, furniture, equipment, and lease-hold improvements - Net (Note 9)		4,606,300	3,164,204
Right-of-use assets - Net (Note 10)		5,520,596	4,696,459
Intangible assets - Net (Note 11)		6,771	8,241
Deferred income tax (Note 17)		403,801	299,060
Total non-current assets		10,570,642	8,195,705
Total assets		14,963,802	11,794,907
Current liabilities:
Suppliers		7,126,089	5,390,192
Accounts payable and accrued expenses		322,959	273,731
Income tax payable		2,326	73,304
Bonus payable to related parties (Note 13)		78,430	43,834
Short-term debt (Note 14)		744,137	491,236
Lease liabilities (Note 15)		537,515	417,307
Employees' statutory profit sharing payable		140,485	114,798
Total current liabilities		8,951,941	6,804,402
Non-current liabilities:
Debt with related parties (Note 13)	[1]	4,340,452	4,276,058
Bonus payable to related parties (Note 13)		0	44,528
Long-term debt (Note 14)		577,318	540,734
Lease liabilities (Note 15)		5,706,707	4,828,135
Employee benefits		22,232	14,311
Total non-current liabilities		10,646,709	9,703,766
Total liabilities		19,598,650	16,508,168
Stockholders' equity:
Capital stock (Note 16)		471,282	471,282
Reserve for share-based payments		851,701	467,135
Cumulative losses		(5,957,831)	(5,651,678)
Total stockholders' equity		(4,634,848)	(4,713,261)
Total liabilities and stockholders' equity		$ 14,963,802	$ 11,794,907

[1]	Corresponds to Promissory Notes